Investments in Financial Instruments -Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 49,203,430
Balance at the end of year	44,265,899	$ 49,203,430
Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	(1,403,384)	125,955
Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange (loss) gain derived from the hedge Open Ended Fund	(289,298)	(317,126)
FVOCIL
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	49,202,493	49,635,260
Investments		72,723
Disposition of investments	(2,404,508)	(168,575)
Change in fair value in other comprehensive income (1)	(2,583,331)	(336,915)
Balance at the end of year	44,214,654	49,202,493
FVOCIL | Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	34,921,530	36,395,183
Change in fair value in other comprehensive income (1)	(1,146,079)	(1,473,653)
Balance at the end of year	33,775,451	34,921,530
FVOCIL | Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	7,662,726	7,297,577
Disposition of investments	(2,331,785)	(167,934)
Change in fair value in other comprehensive income (1)	(642,739)	533,083
Balance at the end of year	4,688,202	7,662,726
FVOCIL | Other Equity Instruments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	6,545,625	5,942,500
Disposition of investments		(641)
Change in fair value in other comprehensive income (1)	(794,624)	603,766
Balance at the end of year	5,751,001	6,545,625
FVOCIL | Other Financial Assets
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	72,612
Investments		72,723
Disposition of investments	(72,723)
Change in fair value in other comprehensive income (1)	$ 111	(111)
Balance at the end of year		$ 72,612